Finance Receivables, Credit Quality Information - Finance receivables (net), current and non-current portion (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finance receivables, net
Finance receivables, net Current portion	$ 81,093
Finance receivables, net Non-current portion	3,271
Finance receivables, net	$ 84,364
Predecessor
Finance receivables, net
Finance receivables, net Current portion		$ 89,707
Finance receivables, net Non-current portion		4,632
Finance receivables, net		$ 94,339